Investment in Securities (Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	¥ 4,517	¥ 9,077	¥ 7,992
Portion of loss recognized in other comprehensive income (before taxes)	(2)	(80)	(3)
Net impairment losses recognized in earnings	¥ 4,515	¥ 8,997	¥ 7,989